UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22764

CPG Carlyle Private Equity Master Fund, LLC
(Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022
(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, New York 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Private Equity Master Fund, LLC
Schedule of Investments (Unaudited)
December 31, 2014

Investment Funds - 65.52%	Geographic Region	Cost	Fair Value
Co-Investments - 1.71%
Carlyle ECI Coinvestment, L.P. a	North America	$3,015,557	$2,964,187
Carlyle Interlink Coinvestment, L.P. a	North America	3,018,382	2,962,668
CSP III Magellan Co-investment (Cayman), L.P. a	North America	3,297,127	3,485,396
Total Co-Investments		9,331,066	9,412,251

Direct Investments - 0.54%
Interlink Maritime Corp. a	North America	3,000,000	3,000,000
Total Direct Investments		3,000,000	3,000,000

Primary Investments - 4.91%
Carlyle Asia Partners IV, L.P. a	Asia/Pacific	11,394,828	9,234,933
Carlyle Global Financial Services Partners II, L.P. a	Global	3,635,401	2,439,767
Carlyle International Energy Partners, L.P. a	Global	5,905,711	3,952,515
Carlyle Partners VI, L.P. a	North America	6,433,617	6,003,880
Carlyle Strategic Partners III, L.P. a	North America	5,763,446	5,402,761
Total Primary Investments		33,133,003	27,033,856

Secondary Investments - 58.36%
Brazil Buyout Coinvestment, L.P. a	South America	194,844	157,499
Carlyle Asia Growth Partners III Coinvestment, L.P. a	Asia/Pacific	1,243,471	1,075,943
Carlyle Asia Growth Partners IV, L.P. a	Asia/Pacific	20,310,976	21,230,712
Carlyle Asia Growth Partners IV Coinvestment, L.P. a	Asia/Pacific	2,660,616	2,731,340
Carlyle Asia Partners II, L.P. a	Asia/Pacific	4,986,542	4,976,138
Carlyle Asia Partners II Coinvestment, L.P. a	Asia/Pacific	5,187,770	4,112,403
Carlyle Asia Partners III, L.P. a	Asia/Pacific	17,830,777	19,460,194
Carlyle Asia Partners III Coinvestment, L.P. a	Asia/Pacific	1,713,472	1,994,594
Carlyle Asia Partners III Coinvestment AIV (Scot), L.P. a	Asia/Pacific	276,999	359,703
Carlyle Equity Opportunity Fund Coinvestment, L.P. a	North America	150,325	204,184
Carlyle Europe Partners II, L.P. a	Europe	3,231,549	5,861,431
Carlyle Europe Partners II Coinvestment, L.P. a	Europe	2,409,475	2,809,269
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II a	Europe	175,949	64,913
Carlyle Europe Partners III, L.P. a	Europe	6,362,628	9,570,701
Carlyle Europe Partners III Investment Holdings, L.P. a	Europe	11,332,668	14,374,460
Carlyle Europe Technology Partners, L.P. a	Europe	423,615	1,946,543
Carlyle Europe Technology Partners Coinvestment, L.P. a	Europe	82,177	78,318
Carlyle Europe Technology Partners II Coinvestment, L.P. a	Europe	487,062	489,374
Carlyle Global Financial Services Partners, L.P. a	Global	41,512,277	53,685,553
Carlyle Global Financial Services Partners Coinvestment, L.P. a	Global	1,160,083	1,235,135
Carlyle Global Financial Services Partners II Coinvestment, L.P. a	Global	78,737	213,868
Carlyle Infrastructure Partners, L.P. a	North America	34,661,120	41,968,374
Carlyle Japan Partners Coinvestment, L.P. a	Asia/Pacific	171,521	242,513
Carlyle Japan Partners II Coinvestment, L.P. a	Asia/Pacific	1,660,300	1,429,011
Carlyle Partners IV, L.P. a	North America	5,932,937	11,346,103
Carlyle Partners IV Coinvestment, L.P. a	North America	2,221,879	2,007,731
Carlyle Partners IV Coinvestment (Cayman), L.P. a	North America	1,283,695	1,584,145
Carlyle Partners V, L.P. a	North America	22,500,987	29,396,824
Carlyle Partners V Coinvestment, L.P. a	North America	11,737,744	10,903,772
Carlyle Partners V Coinvestment (Cayman), L.P. a	North America	2,429,351	3,325,628
Carlyle Partners VI Coinvestment A, L.P. a	North America	74,725	86,510
Carlyle Partners VI Coinvestment A (Cayman), L.P. a	North America	320,027	328,986
Carlyle/Riverstone Global Energy and Power Fund III a	North America	4,819,920	3,844,092
Carlyle Strategic Partners Coinvestment, LLC a	North America	55,394	4,122
Carlyle Strategic Partners II, L.P. a	North America	16,491,226	14,402,622
Carlyle Strategic Partners II Coinvestment, L.P. a	North America	1,350,202	1,178,744
Carlyle Strategic Partners III Coinvestment, L.P. a	North America	497,649	566,888
Carlyle Venture Partners II Coinvestment, L.P. a	North America	275,541	582,047
Carlyle Venture Partners III Coinvestment, L.P. a	North America	729,182	723,968
MENA Coinvestment, L.P. a	North America	450,294	493,754
Mexico Coinvestment, L.P. a	North America	2,317	106,745
Newport Global Opportunities Fund, L.P. a	North America	32,003,818	33,269,741
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. a	North America	759,105	903,032
Riverstone/Carlyle Global Energy and Power Fund IV a	North America	8,085,361	7,085,785
Riverstone Global Energy and Power Fund V a	North America	8,513,605	9,233,561
Total Secondary Investments		278,839,912	321,646,973
Total Investments in Investment Funds		$324,303,981	$361,093,080

CPG Carlyle Private Equity Master Fund, LLC
Schedule of Investments (Unaudited) (continued)
December 31, 2014

Short-Term Investments - 40.60%	Cost	Fair Value
Cerificate of Deposit - 3.63%
Bank of America N.A., 0.18%, 1/5/2015	$20,000,000	$20,000,000
Total Certificate of Deposit	20,000,000	20,000,000

Money Market Funds - 36.97%
Fidelity Institutional Money Market Portfolio, Class I, 0.07% b	$33,749,596	$33,749,596
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.07% b	42,505,499	42,505,499
Goldman Sachs Financial Square Money Market Fund, Class I, 0.07% b	42,505,780	42,505,780
Wells Fargo Advantage Cash Investment Money Market Fund, Class I, 0.08% b	42,506,485	42,506,485
Wells Fargo Advantage Heritage Money Market Fund, Class I, 0.08% b	42,506,164	42,506,164
Total Money Market Funds	203,773,524	203,773,524
Total Short-Term Investments	$223,773,524	$223,773,524

Total Investments - 106.12%	$548,077,505	$584,866,604
Liabilities in excess of other assets - (6.12%)		(33,715,340)
Net Assets - 100.00%		$551,151,264

a	Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
b	The rate shown is the annualized 7-day yield as of December 31, 2014.

Investment Funds as of 12/31/14

Percent of Total
Private Equity Type	Net Assets
Investment Funds
Co-Investments	1.71%
Direct Investments	0.54%
Primary Investments	4.91%
Secondary Investments	58.36%
Total Investments in Investment Funds	65.52%
Short-Term Investments	40.60%
Total Investments	106.12%
Liabilities in excess of other assets	(6.12)%
Total Net Assets	100.00%

The following is a summary of significant accounting policies followed by the CPG Carlyle Private Equity Master Fund, LLC (the “Master Fund”) in the preparation of its Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The Master Fund has assessed the following factors in determining the fair value hierarchy of its investments in investment funds (“Investment Funds”):

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and direct investments/co-investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund.  Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.  Investment Funds subject to substantial holding periods are classified as Level 3 assets.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments.  The Committee meets on a monthly basis and reports to the Audit Committee on a quarterly basis.  The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2014:

Investments	Level 1	Level 2	Level 3	Total
Co-Investments	$-	$-	$9,412,251	$9,412,251
Direct Investments	-	-	3,000,000	3,000,000
Primary Investments	-	-	27,033,856	27,033,856
Secondary Investments	-	-	321,646,973	321,646,973
Short-Term Investments	223,773,524	-	-	223,773,524
Total	$223,773,524	$-	$361,093,080	$584,866,604

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Co-Investments	Direct Investments	Primary Investments	Secondary Investments	Total
As of April 1, 2014	$2,711,772	$-	$9,832,058	$85,785,125	$98,328,955
Gross Contributions	6,810,663	3,000,000	27,129,824	246,209,053	283,149,540
Gross Distributions	-	-	(6,049,796)	(41,601,104)	(47,650,900)
Realized Gain/Loss	-	-	2,821,553	4,732,273	7,553,826
Unrealized Appreciation /(Depreciation)	(110,184)	-	(6,699,783)	26,521,626	19,711,659
As of December 31, 2014	$9,412,251	$3,000,000	$27,033,856	$321,646,973	$361,093,080

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended December 31, 2014.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2014 relating to investments in Level 3 assets still held at December 31, 2014 is $19,711,659.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Private Equity Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman (Principal Executive Officer)

Date	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman (Principal Executive Officer)

Date	March 2, 2015

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis (Principal Financial Officer)

Date	March 2, 2015

* Print the name and title of each signing officer under his or her signature.